Income Taxes	May 20, 2020
Income Tax Disclosure [Abstract]
Income Taxes
16.	Income Taxes
The Company has generated losses since inception. Accordingly, there is no US tax provision or benefit for the years ended December 31, 2019, 2018 and 2017, respectively.
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2019	2018	2017
Federal statutory income tax rate	21.0%	21.0%	34.0%
State taxes, net of federal benefit	(0.2)	8.0	3.0
Federal and state research and development tax credits	1.0	1.0	0.9
Change in deferred tax asset valuation allowance	(22.2)	(27.4)	(11.6)
Tax rate change	1.7	(1.9)	(25.1)
Other	(1.3)	(0.7)	(1.2)

Effective income tax rate	—%	—%	—%

The Company’s net deferred tax assets consisted of the following:

	December 31,
	2019	2018
Net operating loss carryforwards	$101,356	$76,723
Research and development tax credit carryforwards	12,096	9,965
Accruals and other temporary differences	10,873	7,808
Debt discount	(11,156)	(14,165)
Right of use asset	(2,042)	—
Capitalized research and development expenses, net	43,442	41,048

Total deferred tax assets	154,569	121,379
Valuation allowance	(154,569)	(121,379)

Net deferred tax asset	$—	$—

As of December 31, 2019, the Company had federal and state net operating loss (“NOL”) carryforwards of approximately $404.3 million and $300.0 million, respectively, which begin to expire in 2029 for federal purposes and in 2030 for state purposes. Approximately $214.8 million of the federal NOLs have an indefinite carryforward. In addition, the Company had federal and state research and development tax credit carryforwards of approximately $8.6 million and $4.3 million, respectively, available to reduce future tax liabilities, which begin to expire in 2029 for federal purposes and 2025 for state purposes. Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of NOL carryforwards and capitalized research and development expenses. Management has considered the Company’s history of cumulative net losses incurred since inception and determined that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As a result, a full valuation allowance has been established at December 31, 2019, 2018 and 2017.
Section 382 of the Internal Revenue Code of 1986, as amended (“Section 382”), contains rules that limit the ability of a company that undergoes an ownership change to utilize its NOLs, and tax credits existing as of the date of such ownership change. Under the rules, such an ownership change is generally any change in ownership of more than 50% of a company’s stock within a rolling three-year period. The rules generally operate by focusing on changes in ownership among stockholders considered by the rules as owning, directly or indirectly, 5% or more of the stock of a company and any change in ownership arising from new issuances of stock by the company. The Company has experienced multiple ownership changes since its inception, however, based on the annual limitations calculated at each ownership change date, substantially all NOL carryforwards will be available to offset future taxable income. Approximately $0.3 million of NOLs will expire unused. Future ownership changes as defined by Section 382 may further limit the amount of NOL carryforwards that could be utilized annually to offset future taxable income.
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2019, 2018 and 2017 were as follows:

	Year Ended December 31,
	2019	2018	2017
Valuation allowance as of beginning of year	$(121,379)	$(74,842)	$(83,434)
Decreases recorded as benefit to income tax provision	2,046	1,913	36,606
Decreases recorded as benefit to equity	0	0	24,537
Increases recorded to income tax provision	(35,236)	(48,450)	(52,551)

Valuation allowance as of end of year	$(154,569)	$(121,379)	$(74,842)

In each reporting period, the Company considers whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority. No liabilities for unrecognized tax benefits were recorded as of as of December 31, 2019 and 2018.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from 2013 to the present. Earlier years may be examined to the extent that tax credit or NOL carryforwards are used in future periods. The resolution of tax matters is not expected to have a material effect on the Company’s consolidated financial statements.